Income Taxes (Details 2) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deductible temporary differences	$ 67,113,271	$ 57,958,743
Non-capital loss carry forwards [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	25,487,951	23,308,252
Capital loss carry forwards [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	24,538,993	24,538,993
Exploration and evaluation assets deductible differences [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	8,188,922	8,188,922
Share issue costs [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	858,548	1,293,588
Property, plant and equipment deductible temporary differences [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	7,782,024	372,155
Donations [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	32,960	32,960
Investment tax credit [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	$ 223,873	$ 223,873